Business Combination (Details)				6 Months Ended	12 Months Ended
	Feb. 01, 2022 shares	Dec. 31, 2021 CNY (¥)	Jan. 12, 2021 CNY (¥)	Mar. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2024 USD ($)	Feb. 29, 2024	Dec. 31, 2023 USD ($)	Dec. 26, 2023	Dec. 01, 2023 CNY (¥)	Nov. 30, 2023	Nov. 17, 2023 CNY (¥)	May 26, 2023	Apr. 30, 2023 USD ($)	Apr. 01, 2023	Jun. 17, 2022	May 01, 2022
Business Combination [Line Items]
Cash consideration payable		¥ 600,000	¥ 3,300,000		¥ 3,000,000
Risk adjusted discount rate		12.70%	12.40%
Cash (in Dollars)							¥ 149,614
Issued share capital percentage	51.00%
Fixed cash obligated					¥ 24,500,000
IPO consideration															¥ 24,500,000
Mr. Liao Xuefeng and Mr. Zheng Haohua [Member]
Business Combination [Line Items]
Contractual life					10 years	10 years
Business Combination [Member]
Business Combination [Line Items]
Contingent consideration low
Contingent consideration high					¥ 4,500,000				$ 235,000
Chongqing Meng Wei Technology Co [Member]
Business Combination [Line Items]
Equity interests, percentage					10.00%				10.00%
Mr. Liao Xuefeng [Member]
Business Combination [Line Items]
Granted share options (in Shares) | shares								18,016
Mr. Zheng Haohua [Member]
Business Combination [Line Items]
Granted share options (in Shares) | shares								2,002
Mengwei Stores [Member]
Business Combination [Line Items]
Cash consideration payable					¥ 3,000,000
Consideration payable								¥ 100,000
SH DDC [Member]
Business Combination [Line Items]
Equity interests, percentage																	100.00%
Cash (in Dollars) | $																	$ 402,755
Lin’s [Member]
Business Combination [Line Items]
Cash consideration payable					880,291
Shares to be issued (in Shares) | shares	209
Shanghai Lishang Trading Limited [Member]
Business Combination [Line Items]
Equity interests, percentage																				51.00%
Cash payment					2,900,000
Quanzhou DDC [Member] | Mr. Zheng Dongfang [Member]
Business Combination [Line Items]
Equity interests, percentage																			60.00%
Quanzhou Weishi [Member] | Mr. Zheng Dongfang [Member]
Business Combination [Line Items]
Equity interests, percentage																			40.00%
Cook San Francisco, LLC [Member]
Business Combination [Line Items]
Equity interests, percentage														100.00%
Cash payment					180,000	$ 25,000
Equivalent to a value					2,510,000	348,000
Cook San Francisco, LLC [Member] | Ms. Nona Lim and other selling shareholders [Member]
Business Combination [Line Items]
Equity interests, percentage																100.00%
Cash payment					13,710,000	1,977,516
Equivalent to a value					9,530,000	1,318,374
Shanghai Yuli Development Limited [Member]
Business Combination [Line Items]
Cash consideration payable					4,140,000								¥ 2,150,000
Equity interests, percentage																		51.00%
Yai’s Thai, LLC [Member]
Business Combination [Line Items]
Cash consideration payable					12,036,695
Equity interests, percentage										100.00%		100.00%
Cash payment					12,040,000.00	1,674,461
Equivalent to a value					¥ 48,150,000	$ 6,697,842
C-1 Redeemable Convertible Preferred Shares [Member] | Lin’s [Member]
Business Combination [Line Items]
Cash (in Dollars) | $											$ 138,000
Shares to be issued (in Shares) | shares							11,938
Third Performance Period [Member] | Mengwei Stores [Member]
Business Combination [Line Items]
Cash payment				¥ 600,000